Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories, net of obsolete, unmarketable and slow moving reserves is as follows:

	December 31
	2018	2017
	(In thousands)
Raw materials, consumables and supplies, net	$73,460	$64,147
Work in process	1,246	11
Finished goods, net	108,923	95,176
Total	$183,629	$159,334

Orion periodically reviews inventories for both obsolescence and loss in value. In this review, Orion makes assumptions about the future demand for and the future market value of the inventory and, based on these assumptions, estimates the amount of obsolete, unmarketable or slow moving inventory. The inventory reserve for obsolete, unmarketable and slow moving assets as of December 31, 2018 and December 31, 2017 amounted to $1,639k and $1,717k, respectively.
In the periods ended December 31, 2018, 2017 and 2016 $1,916k, $2,714k and $4,382k, respectively, were recognized as an expense for damaged and lost inventories.
As of December 31, 2018 and 2017, reserves to adjust inventories net realizable value in the amount of $2,422k and $2,049k, respectively, were recognized on raw materials, consumables and supplies and on finished goods.